1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
JULIEN BOURGEOIS julien.bourgeois@dechert.com +1 202 261 3451 Direct +1 202 261 3151 Fax

April 8, 2011

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, DC  20549
Attn: Sonny Oh

Re:           SBL Fund (File Nos. 002-59353 and 811-02753) (the “Fund”)

Dear Mr. Oh:

On behalf of the Fund and one of its underlying series, Series D (Global Series) (“Series D”), we are transmitting as correspondence marked copies of the prospectus and Statement of Additional Information (“SAI”) that were previously filed on February 28, 2011 as Post-Effective Amendment No. 59 to the Fund’s registration statement pursuant to Rule 485(a)(1) under the Securities Act of 1933 (Acc-no: 0000891804-11-000961).  As you requested, attached hereto as Appendix A are the prospectus and SAI, marked to show the changes made in connection with the modifications to Series D’s name, investment objective, investment strategies and other related changes, which are scheduled to take effect on or about April 29, 2011.

Please call me at 202.261.3451 with any questions or comments, or if I can assist you in any way.

Sincerely,

/s/ Julien Bourgeois

Julien Bourgeois

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Appendix A